UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6640
American Strategic Income Portfolio Inc. II
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)
Joseph M. Ulrey III 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-677-3863

Date of fiscal year end:	5/31/05

Date of reporting period:	8/31/04

Schedule of INVESTMENTS

American Strategic Income Portfolio II

August 31, 2004

Description of Security	Date Acquired	Par Value		Cost	Value(a)
(Percentages of each investment category relate to total net assets)

U.S. Government Agency Mortgage-Backed Securities (b) —8.3%

Fixed Rate —8.3%
FHLMC, 5.50%, 1/1/18		$7,383,607		$7,625,598	$7,644,322
FHLMC, 9.00%, 7/1/30		629,641		646,461	685,326
FNMA, 6.00%, 10/1/16		620,535		624,155	652,921
FNMA, 5.50%, 6/1/17		718,061		721,896	744,766
FNMA, 5.00%, 9/1/17		1,009,190		1,012,046	1,028,748
FNMA, 5.00%, 11/1/17		1,855,151		1,865,602	1,891,104
FNMA, 6.50%, 6/1/29		2,741,455		2,722,689	2,886,231
FNMA, 7.50%, 4/1/30		347,803		335,999	372,911
FNMA, 7.50%, 5/1/30		386,754		373,653	414,674
FNMA, 8.00%, 5/1/30		102,366		101,062	110,779
FNMA, 8.00%, 6/1/30		476,347		470,277	515,498

Total U.S. Government Agency Mortgage-Backed Securities				16,499,438	16,947,280

Corporate Note (e) —2.4%
Fixed Rate —2.4%
Stratus Properties, 9.25%, 7/1/06	06/14/01	5,000,000		5,000,000	5,000,000

Private Mortgage-Backed Security (e) —0.2%
Fixed Rate —0.2%
RFC 1997-NPC1, 8.31%, 8/27/23	07/01/04	365,269		366,508	343,342
Whole Loans and Participation Mortgages (c)(d)(e) —112.9%
Commercial Loans —38.2%
1336 and 1360 Energy Park Drive, 7.55%, 10/1/08	09/29/98	2,706,635	(b)	2,706,635	2,841,967

Description of Security	Date Acquired	Par Value		Cost	Value(a)
(Percentages of each investment category relate to total net assets)

5555 East Van Buren, 5.68%, 7/1/11	06/23/04	$6,500,000		$6,500,000	$6,783,056
Bigelow Office Building, 8.88%, 4/1/07	03/31/97	1,245,149	(b)	1,245,150	1,282,504
Cypress Point Office Park I, 5.30%, 6/1/09	05/19/04	4,641,000		4,641,000	4,776,155
Cypress Point Office Park II, 5.30%, 7/1/09	05/19/04	4,509,000		4,509,000	4,640,311
Gardenswartz Plaza, 7.40%, 5/1/07	04/02/02	2,550,342	(b)	2,550,342	2,626,852
Glen Lakes Health Plaza, 5.40%, 2/1/07	01/15/04	3,726,228		3,726,228	3,838,015
Hadley Avenue Business Center, 8.38%, 1/1/11	12/14/00	2,354,946	(b)	2,354,946	2,472,693
Harbor Corporate Center, 7.43%, 4/1/05	03/07/02	5,400,000	(b)	5,400,000	5,454,000
Hillside Office Park, 7.63%, 8/1/08	07/09/98	900,032		900,032	945,034
Ina Corporate Land, 7.88%, 11/1/04	11/02/01	2,085,000		2,085,000	2,085,000
Katy Plaza II, 9.88%, 1/1/05	01/01/04	1,785,892		1,785,892	1,637,653
La Posada & Casitas I, 7.93%, 11/1/04	11/02/01	5,680,000		5,680,000	5,680,000
LaCosta Centre, 5.20%, 3/1/09	02/27/04	4,664,028		4,664,028	4,815,674
Lincoln Industrial, 7.40%, 12/1/05	11/20/02	3,000,000	(b)	3,000,000	3,060,000
Minikahda Mini Storage III, 8.62%, 8/1/09	09/16/99	3,941,476	(b)	3,941,476	4,138,550
Minikahda Mini Storage V, 8.75%, 9/1/09	07/02/01	2,173,260	(b)	2,173,260	2,281,923
Oak Knoll Village Shopping Center, 6.73%, 10/1/13	09/17/03	1,630,202		1,630,202	1,711,712
PennMont Office Plaza, 6.88%, 5/1/06	04/30/01	1,306,322	(b)	1,306,322	1,332,449
Plaza Colonial I, 7.88%, 11/1/04	11/02/01	2,310,000		2,310,000	2,310,000
Plaza Colonial II, 11.88%, 11/1/04	09/23/02	390,000		390,000	362,663
Rapid Park Parking Lot, 8.90%, 9/1/07	08/07/97	3,366,787	(b)	3,366,787	3,501,459
Redwood Dental Building, 7.40%, 7/1/12	06/28/02	2,658,219	(b)	2,658,219	2,791,130
Rimrock Plaza, 7.65%, 12/1/08	12/02/98	2,956,441	(b)	2,956,441	3,074,698
Stevenson Office Building, Port Orchard Cinema, Jensen Industrial Building, 7.88%, 2/1/09	01/21/99	2,865,517	(b)	2,865,517	3,008,793
Sundance Plaza, 7.13%, 11/1/08	10/29/98	616,757		616,757	647,595
				75,963,234	78,099,886

Multifamily Loans —74.1%
Adelphi Springs Apartments, 9.93%, 3/1/09	06/27/03	5,084,592		5,084,592	4,410,059
Autumnwood, Southern Woods, Hinton Hollow, 7.68%, 6/1/09	05/24/02	7,125,770	(b)	7,125,770	7,482,059
Cameron Lakes Apartments I, 4.43%, 6/1/06	12/18/01	10,125,000	(b)	10,125,000	10,287,334
Cameron Lakes Apartments II, 14.88%, 3/1/05	12/18/01	710,000		710,000	651,799
Chardonnay Apartments, 6.40%, 7/1/13	06/05/03	4,105,024	(b)	4,105,024	4,259,799
Deering Manor, 7.98%, 12/8/22	12/08/92	1,049,054		1,038,564	1,049,054
Eagles Landing Apartments, 9.01%, 2/1/06	12/11/01	1,100,000		1,100,000	937,156
Forest Estate Apartments, 9.88%, 3/15/05	09/20/02	2,150,000		2,150,000	2,027,216
Forestree Apartments, 5.43%, 12/31/04	06/01/01	7,725,000	(b)	7,725,000	7,725,000
Forestree Apartments II, 5.38%, 12/31/04	06/11/03	1,375,000		1,375,000	1,375,000
Fremont Plaza Apartments, 7.40%, 7/1/08	07/01/98	2,394,026	(b)	2,394,026	2,489,787
Harbor View Apartments, 7.98%, 1/25/18	01/22/93	634,139		627,797	634,139
Hidden Woods Apartments I, 6.68%, 1/1/06	12/18/02	12,000,000		12,000,000	11,864,000
Hidden Woods Apartments II, 11.88%, 1/1/06	12/18/02	750,000		750,000	645,440
Home Park Village Apartments I, 5.43%, 10/1/06	09/25/03	6,645,000		6,645,000	6,844,350
Home Park Village Apartments II, 11.88%, 10/1/06	09/25/03	592,000		592,000	545,394
Lombard Place Apartments I, 5.43%, 1/1/07	12/17/03	22,500,000		22,500,000	22,950,000
Lombard Place Apartments II, 13.38%, 1/1/07	12/17/03	2,500,000		2,500,000	2,493,869
Misty Woods/Riverfall Square I, 5.43%, 8/1/06	07/23/03	7,966,000	(b)	7,966,000	7,892,315
Misty Woods/Riverfall Square II, 9.88%, 8/1/06	07/23/03	1,591,000		1,591,000	1,124,955
Oakton Terrace Apartments, 9.88%, 8/1/11	06/27/03	670,141		670,141	670,141
Park Hampshire Apartments, 9.90%, 1/1/13	06/27/03	3,111,280		3,111,280	2,365,682
Primrose Apartments, 8.50%, 11/1/07	10/19/95	1,012,309		1,007,996	1,052,801
Seven Oaks Apartments, 12.93%, 8/1/09	07/15/04	6,144,000		6,144,000	5,155,832
Southridge Apartments, 8.43%, 4/1/09	03/22/02	7,592,872	(b)	7,592,872	6,242,057
Stone Oak Place Apartments, 9.88%, 8/1/06	07/22/03	1,000,000		1,000,000	987,998
Sussex Club Apartments I, 6.68%, 5/1/06	04/08/03	9,798,000	(b)	9,798,000	9,325,247
Sussex Club Apartments II, 11.88%, 5/1/06	04/08/03	612,000		612,000	618,121

Description of Security	Date Acquired	Par Value/ Shares	Cost	Value(a)
(Percentages of each investment category relate to total net assets)

The Ridge Apartments, 9.88%, 3/1/08	02/07/03	$2,050,000	$2,050,000	$1,962,047
Timber Ridge Apartments, 9.88%, 5/1/05	04/23/02	500,000	500,000	471,343
Walnut Factory / Z Lofts, 5.93%, 3/1/07	02/06/04	10,500,000	10,500,000	10,446,624
Willowbook Apartments I, 5.93%, 4/1/06	03/11/03	7,100,000	7,100,000	7,242,000
Willowbrook Apartments II, 11.88%, 4/1/06	03/11/03	200,000	200,000	203,239
Winterland Apartments I, 9.23%, 7/1/12	06/06/97	563,478	563,478	591,652
Winterland Apartments II, 9.23%, 7/1/12	06/06/97	1,079,999	1,079,999	1,133,999
Woodside Village Apartments I, 5.40%, 10/1/06	09/22/03	4,210,000	4,210,000	4,336,300
Woodside Village Apartments II, 9.88%, 10/1/06	09/22/03	947,000	947,000	818,959
			155,191,539	151,312,767

Single Family Loans —0.6%
Merchants Bank, 10.48%, 12/1/20	12/18/92	246,837	248,866	253,104
Neslund Properties, 9.88%, 2/1/23	01/27/93	537,665	534,995	553,795
PHH U.S. Mortgage, 8.65%, 1/1/12	12/30/92	491,595	478,377	434,910
			1,262,238	1,241,809

Total Whole Loans and Participation Mortgages			232,417,011	230,654,462

Affiliated Money Market Fund (f) —0.5%
First American Prime Obligations Fund, Class Z		1,020,530	1,020,530	1,020,530

Total Investments in Securities (g) —124.3%
			$255,303,487	$253,965,614

See accompanying Notes to Schedule of INVESTMENTS.

Notes to Schedule of Investments:

(a)       Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements in the recent report dated May 31, 2004.

(b)       On August 31, 2004, securities valued at $110,517,896 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate	Due	Accrued Interest	Name of Broker and Description of Collateral

$15,234,643	8/10/2004	1.56%*	9/9/2004	$14,524	(1)
38,500,000	8/2/2004	2.39%*	9/1/2003	76,639	(2)
$53,734,643				$91,163

* Interest rate as of August 31, 2004.  Rates are based on the London InterBank Offered Rate (LIBOR) and reset monthly.

Name of broker and description of collateral:

(1)       Morgan Stanley:

FHLMC, 5.5%, 1/1/18, $7,383,607 par

FHLMC, 9.00%, 7/1/30, $629,641 par

FNMA, 6.00%, 10/1/16, $620,535 par

FNMA, 5.50%, 6/1/17, $718,061 par

FNMA, 5.00%, 9/1/17, $1,009,190 par

FNMA, 5.00%, 11/1/17, $1,855,151 par

FNMA, 6.50%, 6/1/29, $2,741,455 par

FNMA, 7.50%, 4/1/30, $347,803 par

FNMA, 7.50%, 5/1/30, $386,754 par

FNMA, 8.00%, 5/1/30, $102,366 par

FNMA, 8.00%, 6/1/30, $476,347 par

(2)       Morgan Stanley:

1336 and 1360 Energy Park Drive, 7.55%, 10/1/08, $2,706,635 par

Autumnwood, Southern Woods, Hinton Hollow,  7.68%,  6/1/09, $7,125,770 par

Bigelow Office Building, 8.88%, 4/1/07, $1,245,149 par

Cameron Lakes Apartments I, 4.43%, 6/1/06, $10,125,000 par

Chardonnay Apartments, 6.40%, 7/1/13, $4,105,024 par

Forestree Apartments, 5.43%, 12/31/04, $7,725,000 par

Fremont Plaza Apartments, 7.40%, 7/1/08, $2,394,026 par

Gardenswartz Plaza, 7.40%, 5/1/07, $2,550,342 par

Hadley Avenue Business Center, 8.38%, 1/1/11, $2,354,946 par

Harbor Corporate Center, 7.43%, 4/1/05, $5,400,000 par

Misty Woods/Riverfall Square I, 5.43%, 8/1/06, $7,430,000 par

Lincoln Industrial, 7.40%, 12/1/05, $3,000,000 par

Minikahda Mini Storage III, 8.62%, 8/1/09, $3,941,476 par

Minikahda Mini Storage V, 8.75%, 9/1/09, $2,173,260 par

PennMont Office Plaza, 6.88%, 5/1/06, $1,306,322 par

Rapid Park Parking Lot, 8.90%, 9/1/07, $3,366,787 par

Redwood Dental Building, 7.40%, 7/1/12, $2,658,219 par

Rimrock Plaza, 7.65%, 12/1/08, $2,956,441 par

Southridge Apartments, 8.43%, 4/1/09, $7,592,872 par

Stevenson Office Building, Port Orchard Cinema, Jensen Industrial Building, 7.88%, 2/1/09, $2,865,517 par

Sussex Club Apartments I, 6.68%, 5/1/06, $9,798,000 par

The Fund has entered into a lending commitment with Morgan Stanley.  The agreement permits the Fund to enter into reverse repurchase agreements up to $60,000,000 using whole loans as collateral.  The Fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $60,000,000 lending commitment.

(c)        Interest rates on commercial and multifamily loans are the rates in effect on August 31, 2004.  Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of August 31, 2004.

(d)       Commercial and multifamily loans are described by the name of the mortgaged property.  Pools of single family loans are described by the name of the institution from which the loans were purchased.  The geographical location of the mortgaged properties and, in the case of single family, the number of loans, is presented below.

Commercial Loans:

1336 and 1360 Energy Park Drive – St. Paul, MN

5555 East Van Buren – Phoenix, AZ

Bigelow Office Building - Las Vegas, NV

Cypress Point Office Park I - Tampa, FL

Cypress Point Office Park II - Tampa, FL

Gardenswartz Plaza – Santa Fe, NM

Glen Lakes Health Plaza – Austin, TX

Hadley Avenue Business Center – Oakdale, MN

Harbor Corporate Center – Los Angeles, CA

Hillside Office Park – Elk River, MN

Ina Corporate Land – Tuscon, AZ

Katy Plaza II – Houston, TX

La Posada & Casitas I – Tuscon, AZ

LaCosta Centre – Austin, TX

Lincoln Industrial – Lauderhill, FL

Minikahda Mini Storage III – St. Paul, MN

Minikahda Mini Storage V – St. Paul, MN

Oak Knoll Village Shopping Center - Austin, TX

PennMont Office Plaza - Albuquerque, NM

Plaza Colonial I – Tuscon, AZ

Plaza Colonial II – Tuscon, AZ

Rapid Park Parking Lot – Minneapolis, MN

Redwood Dental Building – Taylorsville, UT

Rimrock Plaza – Billings, MT

Stevenson Office Building, Port Orchard Cinema, Jensen Industrial Building – Stevenson, Port Orchard, and Arlington, WA

Sundance Plaza – Colorado Springs, CO

Multifamily Loans:

Adelphi Springs Apartments – Adelphi, MD

Autumnwood, Southern Woods, Hinton Hollow – Knoxville, TN

Cameron Lakes Apartments I – Clearwater, FL

Cameron Lakes Apartments II – Clearwater, FL

Chardonnay Apartments - Tulsa, OK

Deering Manor - Nashwauk, MN

Eagles Landing Apartments – Westminister, CO

Forest Estate Apartments, Dallas, TX

Forestree Apartments – Houston, TX

Forestree Apartments II – Houston, TX

Fremont Plaza Apartments – Phoenix, AZ

Harbor View Apartments - Grand Marais, MN

Hidden Woods Apartments I – College Park, GA

Hidden Woods Apartments II – College Park, GA

Home Park Village Apartments I – San Diego, CA

Home Park Village Apartments II – San Diego, CA

Lombard Place Apartments I – San Francisco, CA

Lombard Place Apartments II – San Francisco, CA

Misty Woods/Riverfall Square I – Arlington and Dallas, TX

Misty Woods/Riverfall Square II – Arlington and Dallas, TX

Oakton Terrace Apartments – Adelphi, MD

Park Hampshire Apartments – Adelphi, MD

Primrose Apartments - Grand Falls, ND

Seven Oaks Apartments – Garland, TX

Southridge Apartments – Austin, TX

Stone Oak Place Apartments – San Antonio, TX

Sussex Club Apartments I – Athens, GA

Sussex Club Apartments II – Athens, GA

The Ridge Apartments – College Station, TX

Timber Ridge Apartments – Houston, TX

Walnut Factory / Z Lofts – Santa Clara, CA

Willowbrook Apartments I – Reno, NV

Willowbrook Apartments II – Reno, NV

Winterland Apartments I – Grand Forks, ND

Winterland Apartments II – Grand Forks, ND

Woodside Village Apartments I – Midwest City, OK

Woodside Village Apartments II – Midwest City, OK

Single Family Loans:

Merchants Bank – 10 loans, Vermont

Neslund Properties – 33 loans, Minnesota

PHH U.S. Mortgage – 5 loans, United States

(e)        Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and are considered to be illiquid and are valued at fair value.  On August 31, 2004, the total value of fair valued securities was $235,997,804  or 115.5% of net assets.  See note 2 in Notes to Financial Statements.

(f)           Investment in affiliated security.  This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the Fund.  See note 3 in Notes to Financial Statements.

(g)       On August 31, 2004, the cost of investments in securities was $255,303,487.  The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$4,623,086
Gross unrealized depreciation	(5,960,959)
Net unrealized depreciation	$(1,337,873)

Abbreviations:

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

Item 2—Controls and Procedures

(a)   Disclose the conclusions of the registrant’s principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

Response: The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)   Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Response: There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Strategic Income Portfolio Inc. II

By (Signature and Title)*	/s/ Thomas S. Schreier, Jr., President

Date	10/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	American Strategic Income Portfolio Inc. II

By (Signature and Title)*	/s/ Thomas S. Schreier, Jr., President

Date	10/29/04

(Registrant)	American Strategic Income Portfolio Inc. II

By (Signature and Title)*	/s/ Joseph M. Ulrey III, Treasurer

Date	10/29/04

*Print the name and title of each signing officer under his or her signature.